January 31, 2017	Mark C. Amorosi mark.amorosi@klgates.com T +1 202 778 9351

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 123 to the Registration
Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 123 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to each series of the Trust (each, a “Portfolio” and together, the “Portfolios”). This transmission includes a conformed signature page, the manually signed original of which is maintained at the office of the Trust.

The Post-Effective Amendment includes three Prospectuses: the Master Prospectus for the Trust (the “Master Prospectus”); the Prospectus for 1290 VT Portfolios (the “1290 VT Prospectus”); and the Prospectus for AXA Strategic Allocation Series Portfolios, AXA All Asset Allocation Series Portfolios and AXA/Franklin Templeton Allocation Managed Volatility Portfolio (the “Fund-of-Funds Prospectus” and with the Master Prospectus and the 1290 VT Prospectus, the “Prospectuses”) and a Statement of Additional Information (the “SAI”).

The Master Prospectus has been updated (1) to include information regarding investment strategy, sub-adviser, portfolio manager, benchmark, fee, expense and name changes to certain Portfolios; (2) to reflect a change in the Multimanager Technology Portfolio from a diversified fund to a non-diversified fund, subject to shareholder approval sought pursuant to a proxy statement filed in preliminary form on January 9, 2017 (the “Proxy Statement”); and (3) to remove certain Portfolios that now instead appear in the separate 1290 VT Prospectus. The following Portfolios in the Master Prospectus changed sub-advisers:

Portfolio	Former Sub-Adviser	New Sub-Adviser(s)
AXA Large Cap Growth Managed Volatility Portfolio	Wells Capital Management, Inc.	HS Management Partners, LLC; Polen Capital Management LLC

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Portfolio	Former Sub-Adviser	New Sub-Adviser(s)
AXA/ClearBridge Large Cap Growth Portfolio	Wells Capital Management, Inc.	ClearBridge Investments, LLC
AXA/Janus Enterprise Portfolio	Morgan Stanley Investment Management, Inc.	Janus Capital Management LLC

The names of the AXA/Clearbridge Large Cap Growth Portfolio (the “AXA ClearBridge Portfolio”) (formerly the EQ/Wells Fargo Omega Growth Portfolio) and the AXA/Janus Enterprise Portfolio (the “AXA/Janus Portfolio”) (formerly the EQ/Morgan Stanley Mid Cap Growth Portfolio) reflect these sub-adviser and related investment strategy changes. The AXA/ClearBridge Portfolio changed its investment strategy from a strategy that invests in U.S. companies across all market capitalizations to a strategy that invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other instruments with similar economic characteristics of U.S. companies with large market capitalizations. The AXA/Janus Portfolio changed its investment strategy from a strategy that invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of medium-sized companies (or derivative instruments with similar economic characteristics) at the time of investment to a strategy that invests at least 50% of its net assets, plus borrowings for investment purposes, in securities of medium-sized companies (or derivative instruments with similar economic characteristics).

The Fund-of-Funds Prospectus is revised (1) to combine three prospectuses relating to the Trust’s fund-of-funds Portfolios into one; (2) to include updated information regarding fee and expense changes to certain Portfolios; and (3) to replace information about the All Asset Moderate Growth - Alt 15 Portfolio (the “Alt 15 Portfolio”) with information about the 1290 VT DoubleLine Dynamic Allocation Portfolio (the “1290 VT Dynamic Allocation Portfolio”), in connection with the proposed repositioning and re-naming of the Alt 15 Portfolio, subject to shareholder approval sought pursuant to a proxy statement, which was filed in preliminary form on January 17, 2017 (Accession No. 0001193125-17-011217) (the “Alt 15 Proxy Statement”).

The 1290 VT Prospectus includes Portfolios that were previously included in the Master Prospectus, as well as the 1290 VT DoubleLine Dynamic Allocation Portfolio (the repositioned and re-named Alt 15 Portfolio, subject to shareholder approval sought pursuant to the Alt 15 Proxy Statement). The 1290 VT Prospectus (1) includes information regarding strategy, sub-adviser, portfolio manager, benchmark and fee changes to certain Portfolios; and (2) reflects the following Portfolio name changes:

Former Name	New Name
All Asset Moderate Growth – Alt 15 Portfolio	1290 VT DoubleLine Dynamic Allocation Portfolio
AXA Natural Resources Portfolio	1290 VT Natural Resources Portfolio
AXA Real Estate Portfolio	1290 VT Real Estate Portfolio
AXA SmartBeta Equity Portfolio	1290 VT SmartBeta Equity Portfolio
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	1290 VT DoubleLine Opportunistic Bond Portfolio
AXA/Horizon Small Cap Value Portfolio	1290 VT Small Cap Value Portfolio
AXA/Lord Abbett Micro Cap Portfolio	1290 VT Micro Cap Portfolio
EQ/Boston Advisors Equity Income Portfolio	1290 VT Equity Income Portfolio

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Former Name	New Name
EQ/Calvert Socially Responsible Portfolio	1290 VT Socially Responsible Portfolio
EQ/Convertible Securities Portfolio	1290 VT Convertible Securities Portfolio
EQ/Energy ETF Portfolio	1290 VT Energy Portfolio
EQ/GAMCO Mergers and Acquisitions Portfolio	1290 VT Mergers and Acquisitions Portfolio
EQ/GAMCO Small Company Value Portfolio	1290 VT GAMCO Small Company Value Portfolio
EQ/High Yield Bond Portfolio	1290 VT High Yield Bond Portfolio
EQ/Low Volatility Global ETF Portfolio	1290 VT Low Volatility Global Equity Portfolio

The following Portfolios in the 1290 VT Prospectus changed sub-advisers:

Portfolio	Former Sub-Adviser	New Sub-Adviser(s)
1290 VT DoubleLine Dynamic Allocation Portfolio	N/A	DoubleLine Capital, LP
1290 VT Socially Responsible Portfolio	Calvert Investment Management Inc.	BlackRock Investment Management, LLC

In connection with these sub-adviser changes, the 1290 VT Dynamic Allocation Portfolio changed from a fund-of-funds investment strategy to a sub-advised dynamic allocation investment strategy as part of the repositioning and renaming of the Alt 15 Portfolio discussed above. The 1290 VT Socially Responsible Portfolio changed its investment strategy from a strategy that invested at least 95% of its net assets, including borrowings for investment purposes, in equity securities of companies represented in the Calvert U.S. Large Cap Core Responsible Index to an investment strategy that seeks to track the investment results of the MSCI KLD 400 Social Index (the “Index”) and generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index.

The 1290 VT Low Volatility Global Equity Portfolio (the “1290 VT Low Volatility Portfolio”) also changed its investment strategy from a strategy that invests at least 80% of its net assets, plus borrowings for investment purposes, in exchange-traded securities and investment vehicles to a strategy that invests at least 80% of its net assets plus borrowings for investment purposes in equity securities. The 1290 VT Low Volatility Portfolio will invest in equity securities through investments in exchange-traded funds and other investment vehicles.

The SAI has been updated to include (1) strategy, sub-adviser, portfolio manager, fee and expense changes for certain Portfolios; (2) revisions to the fundamental investment policies of each Portfolio, subject to shareholder approval sought pursuant to the Proxy Statement and the Alt 15 Proxy Statement; and (3) an updated description of the Trust’s Declaration of Trust.

The Post-Effective Amendment was also filed to include new exhibits and to make clarifying, updating and stylistic changes to the Trust’s Registration Statement. These changes included updating the presentation of performance information for the Portfolios, including information about performance benchmarks for the Portfolios, and updating certain risk disclosures to reflect developments in the market as well as other changes.

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The new fundamental investment restrictions disclosed in the Trust’s SAI are the same fundamental investment restrictions that the Staff reviewed in the Proxy Statement, which the Trust recently filed in preliminary form (Accession No. 0001193125-17-005888) (January 9, 2017), and the Alt 15 Proxy Statement.

The Staff also reviewed the fundamental investment restrictions and the related notations in (i) Post-Effective Amendment No. 26 to 1290 Funds’ Registration Statement on Form N-1A filed pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, for Class A, Class C, Class I, and Class R shares of 1290 Global Allocation Fund, a new series of 1290 Funds (Accession No. 0001193125-16-680559) (August 12, 2016), and (ii) Post-Effective Amendment No. 34 to 1290 Funds’ Registration Statement on Form N-1A filed pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder (Accession No. 0001193125-16-794568) (December 15, 2016). The Trust and 1290 Funds are two of the three registered investment companies in the fund complex.

Furthermore, except for the changes described above, the form of the disclosure included in the Post-Effective Amendment in the Prospectus and SAI does not differ significantly from the corresponding disclosure in the Prospectus and SAI contained in the Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendments to the Trust’s Registration Statement filed pursuant to Rule 485(a):

•	Post-Effective Amendment No. 120 to the Trust’s Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB and Class K shares of AXA International Core Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Real Estate Portfolio, EQ/Calvert Socially Responsible Portfolio, and EQ/Money Market (Accession No. 0001193125-16-460017) (February 11, 2016).

•	Post-Effective Amendment No. 117 to the Trust’s Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IB and Class K shares of AXA/Legg Mason Strategic Allocation Portfolio (Accession No. 0001193125-15-337182) (October 5, 2015).

•	Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB and Class K shares (as applicable) of each series of EQ Advisors Trust except AXA/AB Dynamic Growth Portfolio, AXA/DoubleLine Opportunistic Core Plus Portfolio, AXA/Invesco Strategic Allocation Portfolio and AXA/Goldman Sachs Strategic Allocation Portfolio (Accession No. 0001193125-15-035385) (February 5, 2015).

•

Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IB and Class K shares of

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AXA/AB Dynamic Growth Portfolio, AXA/DoubleLine Opportunistic Core Plus Portfolio, AXA/Invesco Strategic Allocation Portfolio and AXA/Goldman Sachs Strategic Allocation Portfolio (Accession No. 0001193125-15-031713) (February 3, 2015).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The Prospectuses and SAI in the Post-Effective Amendment are marked to show changes from Post Effective Amendment No. 121 to the Trust’s Registration Statement which was filed with the Securities and Exchange Commission (the “SEC”) on April 25, 2016.

The Post-Effective Amendment is scheduled to become effective on April 21, 2017 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by March 17, 2017. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague, Fatima Sulaiman, at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
Anthony Geron, Esq.
Kiesha T. Astwood-Smith, Esq.
AXA Equitable Funds Management Group LLC

Fatima Sulaiman
K&L Gates LLP